Pension Plan (Tables)	12 Months Ended
Dec. 31, 2012
Pension Plan [Abstract]
Summary Of Net Periodic Pension Cost And Amounts Recognized In Other Comprehensive Income

Net Periodic Pension Cost	2012	2011	2010
Service cost	$306,799	$279,647	$246,423
Interest cost	322,198	319,860	318,669
Expected return on assets	(448,470)	(433,591)	(386,983)
Amortization of net loss	492,391	306,348	217,714
Amortization of prior service cost	17,469	17,469	17,469
Net periodic pension cost	690,387	489,733	413,292

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net loss arising during the period	488,972	678,007	285,325
Amortization of net loss included in net periodic pension cost	(492,391)	(306,348)	(217,714)
Amortization of prior service cost included in net periodic pension cost	(17,469)	(17,469)	(17,469)
Total (gain) loss recognized in other comprehensive income	(20,888)	354,190	50,142
Total recognized in net periodic pension cost and other comprehensive income	$669,499	$843,923	$463,434

Weighted-Average Assumptions Used In The Measurement Of The Benefit Obligation And Net Periodic Pension Cost

	2012	2011
Discount rate for benefit obligation	3.50%	4.15%
Discount rate for net periodic pension cost	4.15%	4.55%
Rate of compensation increase	3.50%	3.50%
Expected long-term return on plan assets	7.00%	7.00%

Change In Projected Benefit Obligation

	2012	2011
Projected benefit obligation at beginning of year	$7,903,211	$7,169,552
Service cost	306,799	279,647
Interest cost	322,198	319,860
Actuarial loss	692,835	419,487
Benefit payments	(282,882)	(285,335)
Projected benefit obligation at end of year	$8,942,161	$7,903,211

Change In Fair Value Of Plan Assets

	2012	2011
Fair value of plan assets at beginning of year	$6,261,098	$5,820,238
Contributions by the Trust	799,918	551,124
Actual return on plan assets	652,333	175,071
Benefit payments	(282,882)	(285,335)
Fair value of plan assets at end of year	$7,430,467	$6,261,098

Plan's Funded Status And Amounts Recognized In Balance Sheet

	2012	2011
Accumulated benefit obligation at end of year	$6,830,628	$6,012,647
Effect of future compensation increases	2,111,533	1,890,564
Projected benefit obligation at end of year	8,942,161	7,903,211
Fair value of plan assets at end of year	7,430,467	6,261,098
Unfunded status at end of year	$1,511,694	$1,642,113

Amounts Recognized In Accumulated Other Comprehensive Loss

	2012	2011
Net loss	$2,387,173	$2,390,592
Prior service cost	34,936	52,405
Accumulated other comprehensive loss	$2,422,109	$2,442,997

Plan's Estimated Future Benefit Payments

Period	Amount
2013	$276,771
2014	262,571
2015	815,329
2016	806,266
2017	784,616
2018 - 2022	3,510,770

Plan's Weighted-Average Asset Allocations By Category

	2012		2011
	Fair Value	%	Fair Value	%
Equity securities	$3,675,700	49%	$3,054,602	49%
Debt securities – corporate issues	2,552,642	34	1,864,195	30
Debt securities – U.S. government issues	996,873	14	1,044,798	16
Cash (money market, accrued income)	205,252	3	297,503	5
Total	$7,430,467	100%	$6,261,098	100%